Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Schedule of Related Party Transactions
Balances payable to related parties are as follows:

	As of March 31,
	2023						2024
	Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Balances in non-interest-bearing deposits	Rs.	25,637.8	Rs.	8,715.1	Rs.	34,352.9	Rs.	—	Rs.	2,522.6	Rs.	2,522.6	US$	30.3
Balances in interest-bearing deposits		1,755.1		1,611.9		3,367.0		—		4,006.3		4,006.3		48.1
Accrued expenses and other liabilities		773.5		—		773.5		—		—		—		—

Total	Rs.	28,166.4	Rs.	10,327.0	Rs.	38,493.4	Rs.	—	Rs.	6,528.9	Rs.	6,528.9	US$	78.4

Balances receivable from related parties are as follows:

	As of March 31,
	2023						2024
	Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Loans	Rs.	—	Rs.	7.5	Rs.	7.5	Rs.	—	Rs.	34,504.5	Rs.	34,504.5	US$	414.0
Other assets		748.0		2,167.3		2,915.3		—		1,878.6		1,878.6		22.5
Investments available for sale securities		—		—		—		—		28,364.6		28,364.6		340.3

Total	Rs.	748.0	Rs.	2,174.8	Rs.	2,922.8	Rs.	—	Rs.	64,747.7	Rs.	64,747.7	US$	776.8

Included in the determination of net
income
are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2022						2023						2024
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Non-interest revenue-Fees and commissions	Rs.	4,639.3	Rs.	22,939.5	Rs.	27578.8	Rs.	5,888.2	Rs.	26,766.6	Rs.	32,654.8	Rs.	1,670.2	Rs.	8,205.3	Rs.	9,875.5	US$	118.5
Interest and Dividend revenue		—		0.1		0.1		—		0.1		0.1		—		3,242.9		3,242.9		38.9
Interest expense-Deposits		(204.3)		(82.2)		(286.5)		(95.3)		(606.1)		(701.4)		30.6		115.4		146.0		1.8
Non-interest expense-Administrative and other		(7,182.4)		(4,558.9)		(11,741.3)		(8,631.1)		(5,524.8)		(14,155.9)		(2,424.6)		(4,140.1)		(6,564.7)		(78.8)
Non-interest expense-Premises and equipment		(19.2)		—		(19.2)		(15.6)		—		(15.6)		(0.5)		(1.2)		(1.7)		—
Interest Expenses-Others		—		—		—		—		—		—		—		514.7		514.7		6.2
Non-interest revenue-Others		—		—		—		—		—		—		—		78.0		78.0		0.9